Amount Due to a Director (Details Narrative) (10-K) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Amount due to a director		$ 3,952	$ 3,938	$ 3,921